Distribution Received and Dividend Paid (Details) (USD $)	0 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Jun. 30, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Nov. 15, 2012 Linn Energy, LLC [Member]	Oct. 23, 2012 Linn Energy, LLC [Member]	May 16, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	Apr. 24, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Jan. 25, 2013 Dividend Declared [Member]	Jul. 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 02, 2013 Subsequent Event [Member] Dividend Declared [Member]	May 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Apr. 24, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 15, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 15, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jan. 24, 2013 Subsequent Event [Member] Dividend Declared [Member]
Related Party Transaction [Line Items]
Distributions received, amount per unit (in usd per unit)								$ 0.725			$ 0.725			$ 0.725			$ 0.2416					$ 0.725
Cash distributions received			$ 0	$ 25,221,000	$ 50,442,000	$ 25,221,000	$ 25,221,000			$ 25,000,000			$ 25,000,000			$ 8,000,000					$ 25,000,000
Dividends declared, amount per share (in usd per share)		$ 0.71									$ 0.725			$ 0.71			$ 0.2416		$ 0.725			$ 0.71
Tax reserve, amount per share (in usd per share)		$ 0.015									$ 0			$ 0.015			$ 0		$ 0			$ 0.015
Dividends paid to shareholders	24,699,000		0	24,699,000	49,920,000	24,699,000			25,000,000			25,000,000			8,000,000					25,000,000
Income tax reserve withheld	522,000											522,000	522,000							522,000	522,000
Distributions Receivable, Amount Per Unit																			$ 0.725
Equity Method Investment, Dividends or Distributions Receivable																		25,000,000
Dividends Payable																		$ 25,000,000